CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Shareholders' equity Cumulative Effect, Period of Adoption, Adjustment	Shareholders' equity Cumulative Effect, Period of Adoption, Adjusted Balance	Shareholders' equity	Ordinary shares Common Class A Cumulative Effect, Period of Adoption, Adjusted Balance	Ordinary shares Common Class A	Ordinary shares Common Class B Cumulative Effect, Period of Adoption, Adjusted Balance	Ordinary shares Common Class B	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjusted Balance	Additional Paid-in Capital	Statutory Reserve Cumulative Effect, Period of Adoption, Adjusted Balance	Statutory Reserve	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated Deficit	Accumulated Other Comprehensive Loss Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated Other Comprehensive Loss	Noncontrolling Interest	Common Class A	Common Class B	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance	Total
Balance at beginning (in shares) at Sep. 30, 2021					13,000,000		2,000,000
Balance at beginning at Sep. 30, 2021			$ 2,526,443		$ 3,250		$ 500		$ 2,922,182		$ 20,747			$ (445,024)		$ 24,788						$ 2,526,443
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Net (loss) income			132,687											132,687								132,687
Statutory reserve											14,701			(14,701)
Foreign currency translation adjustments			(248,101)													(248,101)						(248,101)
Balance at end (in shares) at Sep. 30, 2022					13,000,000		2,000,000
Balance at end at Sep. 30, 2022			2,411,029		$ 3,250		$ 500		2,922,182		35,448			(327,038)		(223,313)						2,411,029
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Net (loss) income			162,229											162,229								162,229
Foreign currency translation adjustments			(29,439)													(29,439)						$ (29,439)
Number of shares issued to shareholder					760,000																	760,000
Capital contribution from a shareholder			1,900,000		$ 190				1,899,810													$ 1,900,000
Capital contribution from a shareholder (in shares)					760,000																	760,000
Balance at end (in shares) at Sep. 30, 2023				13,760,000	13,760,000	2,000,000	2,000,000											13,760,000	2,000,000
Balance at end at Sep. 30, 2023	$ (61,443)	$ 4,382,376	4,443,819	$ 3,440	$ 3,440	$ 500	$ 500	$ 4,821,992	4,821,992	$ 35,448	35,448	$ (61,443)	$ (226,252)	(164,809)	$ (252,752)	(252,752)				$ (61,443)	$ 4,382,376	$ 4,443,819
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Net (loss) income			(1,477,813)											(1,477,813)			$ 88,089					(1,389,724)
Foreign currency translation adjustments			66,618													66,618						66,618
Capital contribution from non-controlling shareholder																	2,985					$ 2,985
Balance at end (in shares) at Sep. 30, 2024					13,760,000		2,000,000											13,760,000	2,000,000			10,000
Balance at end at Sep. 30, 2024			$ 2,971,181		$ 3,440		$ 500		$ 4,821,992		$ 35,448			$ (1,704,065)		$ (186,134)	$ 91,074					$ 3,062,255